CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
ASSETS
Cash and due from financial institutions	$ 4,191	$ 4,537
Interest-bearing demand deposits	7,320	12,003
Cash and cash equivalents	11,511	16,540
Securities available for sale	247	205
Securities held-to-maturity, at amortized cost- approximate fair value of $9,195 and $12,354 at June 30, 2014 and 2013, respectively	9,018	12,232
Loans held for sale	0	196
Loans, net of allowance of $1,473 and $1,310 at June 30, 2014 and 2013, respectively	246,788	262,491
Real estate owned, net	1,846	1,163
Premises and equipment, net	4,629	4,608
Federal Home Loan Bank stock, at cost	6,482	7,732
Accrued interest receivable	891	919
Bank-owned life insurance	2,878	2,787
Goodwill	14,507	14,507
Prepaid federal income taxes	227	0
Prepaid expenses and other assets	631	682
Total assets	299,655	324,062
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	213,142	230,981
Federal Home Loan Bank advances	17,200	24,310
Advances by borrowers for taxes and insurance	616	562
Accrued interest payable	32	36
Accrued federal income taxes	0	45
Deferred federal income taxes	210	241
Deferred revenue	631	641
Other liabilities	619	624
Total liabilities	232,450	257,440
Commitments and contingencies	0	0
Shareholders' equity
Preferred stock, 500,000 shares authorized, $.01 par value; no shares issued and outstanding	0	0
Common stock, 20,000,000 shares authorized, $.01 par value; 8,596,064 shares issued	86	86
Additional paid-in capital	34,671	34,732
Retained earnings	34,027	33,604
Unearned employee stock ownership plan (ESOP)	(1,410)	(1,626)
Treasury shares at cost, 27,886 and 22,886 common shares at June 30, 2014 and 2013, respectively	(239)	(197)
Accumulated other comprehensive income	70	23
Total shareholders' equity	67,205	66,622
Total liabilities and shareholders' equity	$ 299,655	$ 324,062